Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 661,000
Previously Paid Amount	0.00
Total Fee Amount	91.28
Total Offset Amount	0.00
Net Fee	91.28
Narrative - Max Aggregate Offering Price	$ 661,000
Final Prospectus	true